Segment Information (classes of similar products/services) (table) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net Sales	$ 1,276,297	$ 1,257,805	$ 1,189,585
General Mills Operations LLC [Member]
Segment Reporting Information [Line Items]
Net Sales	165,684	166,231	191,526
Canned Vegetables [Member]
Segment Reporting Information [Line Items]
Net Sales	746,892	743,123	688,303
Frozen [Member]
Segment Reporting Information [Line Items]
Net Sales	84,935	96,870	86,904
Fruit [Member]
Segment Reporting Information [Line Items]
Net Sales	245,596	220,184	194,671
Snack [Member]
Segment Reporting Information [Line Items]
Net Sales	11,357	11,730	10,604
Other Products [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 21,833	$ 19,667	$ 17,577